OTHER RECEIVABLES	9 Months Ended
Sep. 30, 2023
Other Receivables
OTHER RECEIVABLES

4. OTHER RECEIVABLES

A summary of the other receivables as at September 30, 2023 and December 31, 2022 is detailed in the table below:

	September 30, 2023	December 31, 2022

HST paid on purchases	73,675	445,128
VAT paid on purchases	421,695	359,502
	495,370	804,630